Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ (140)	$ 88	$ 229	$ (560)
Realized Foreign Exchange (Gain) Loss	(19)		(61)	295
Total	(159)	88	168	(265)
Long-term Borrowings [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	(152)	86	164	(542)
Other [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ 12	$ 2	$ 65	$ (18)